1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 11, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Launch Two Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to the belief that develops solid-state fission microreactors designed to provide both electricity and industrial-grade heat, that NuCube’s factory-fabricated and transportable reactor technology is positioned to address growing demand for reliable, carbon-free energy solutions for industrial facilities, remote locations and data centers, and that NuCube has an experienced management team and business strategy capable of supporting significant future growth.
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	The Launch Two Board also considered the potential detriments of the Business Combination to Launch Two, including but not limited to risks associated with the development, commercialization and deployment of advanced nuclear technologies, nuclear regulatory approval and licensing risks, capital requirements, market adoption risks, competition from alternative energy technologies, and the risks and costs to Launch Two if the Business Combination is not achieved, including the risk that it may result in Launch Two being unable to complete a business combination and be required to liquidate. For more information, see the section entitled “— The Launch Two Board’s Reasons for the Approval of the Business Combination,” and various risks described under the section entitled “Risk Factors.”
Effects of the de-SPAC and Related Financing Transactions, Other [Text Block]

Unaffiliated Launch Two Public Shareholders

The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of NuCube, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the Launch Two Board described more fully in “— The Launch Two Board’s Reasons for Approval of the Business Combination,” the various other risks associated with the Business Combination, the business of Launch Two and the business of NuCube, as described further under the section entitled “Risk Factors,” the potential conflicts of interest described under “— Interests of the Sponsor, and Launch Two’s Directors and Officers in the Business Combination,” and the potential material dilution they may experience as described more fully in the section entitled “Dilution.” Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two business days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of NuCube following the Business Combination.

SPAC and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Sponsor expects to receive substantial consideration in the Business Combination, including the following securities: (i) up to 2,700,000 shares of Combined Company Common Stock upon the exchange of the 2,700,000 Founder Shares retained by the Sponsor in the Domestication, and (ii) the 2,250,000 warrants to purchase shares of Combined Company Common Stock upon the exchange of 2,250,000 Private Placement Warrants retained by the Sponsor (each consisting of one Class A Ordinary Share and one-half of one redeemable warrant). The Sponsor is also entitled to the repayment of any out-of-pocket expenses, advances or loans made by the Sponsor and the payment of $12,500 per month by Launch Two for providing office space, administrative and shared personnel support services pursuant to the Administrative Services Agreement dated October 7, 2024, by and between Launch Two and the Sponsor. Pursuant to the Sponsor Purchase Agreement, at Closing, HCG is expected to receive from the Sponsor 2,550,000 Founder Shares and 2,250,000 Private Placement Warrants. For more information, see the section entitled “— Consideration Received by the Sponsor and Launch Two’s Officers and Directors in Connection with the Business Combination.” The Sponsor will only be able to realize a return on its remaining equity in Launch Two (which may be materially higher than the return realized by Public Shareholders) if Launch Two completes a business combination.
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	In addition, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, Launch Two may be unable to consummate a business combination and be forced to liquidate, resulting in the Sponsor’s remaining investment being worthless.